PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	$ 12,077,413	$ 6,058,481
Less: provision for doubtful accounts	(2,701,166)
Total	9,376,247	6,058,481
Provision for doubtful accounts of prepayments	$ 2,668,421	$ 0	$ 66,711